Filed pursuant to Rule 497(e)

Registration Nos. 333-190432; 811-22875

BLUESTONE COMMUNITY DEVELOPMENT FUND

Ticker: BLUCX

May 31, 2019

Supplement to the Prospectus dated October 23, 2018, As Amended and Restated May 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus of Bluestone Community Development Fund. It should be retained and read in conjunction with the Prospectus.

The ticker symbol for the Bluestone Community Development Fund has changed. The new ticker symbol is BLUCX.

Please retain this Supplement for future reference.